Consolidated Statements of Comprehensive Income ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)
Statement of comprehensive income [abstract]
Loss for the year		₪ (584,368)	$ (155,914)	₪ (401,681)	[1]	₪ (312,068)	[1]
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Exchange differences arising from translation of foreign operations		(13,951)	(3,723)	(13,597)		(33,933)
Gain from cash flow hedge						1,670
Reclassification adjustments relating to foreign operations disposed/deconsolidated during the year		596,453	159,139	213,848
Other comprehensive income to be reclassified to profit or loss		582,502	155,416	200,251		(32,263)
Items not to be reclassified to profit or loss in subsequent periods:
Additions during the year	[2]			9,763		90,410
Items not to be reclassified to profit or loss	[2]			9,763		90,410
Other comprehensive income		582,502	155,416	210,014		58,147
Comprehensive loss		(1,866)	(498)	(191,667)		(253,921)
Attributable to:
Equity holders of the Company		66,714	17,800	(127,918)		(128,114)
Non-controlling interest		(68,580)	(18,298)	(63,749)		(125,807)
Comprehensive loss		(1,866)	(498)	(191,667)		(253,921)
Profit (loss) from continuing operations
Equity holders of the Company		34,787	9,282	(111,396)		(117,340)
Non-controlling interest		22,135	5,906	(2,181)		(6,515)
Profit (loss) from continuing operations		56,922	15,188	(113,577)		(123,855)
Profit (loss) from discontinued operation, net
Equity holders of the Company		31,927	8,518	(16,522)		(10,775)
Non-controlling interest		(90,715)	(24,204)	(61,568)		(119,291)
Profit (loss) from discontinued operation, net		₪ (58,788)	$ (15,686)	₪ (78,090)		₪ (130,066)

[1]	Reclassified (discontinued operations). Refer to Note 19.
[2]	All amounts are presented net of related tax.